Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 16, 2026, Powerus Corporation (the “Company”) filed with the U.S. Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Original 8-K”) to report that it completed the acquisition with Autonomous Power Corporation (“Legacy Powerus” and such acquisition, the “Acquisition”) on October 1, 2026, pursuant to the terms of the Agreement and Plan of Merger, dated as of March 8, 2026 (as it may be amended from time to time, the “Merger Agreement”), by and among the Company, Aureus Merger Sub, Inc., a Delaware corporation and an indirect subsidiary of the Company, and Legacy Powerus.
Document Period End Date	Oct. 01, 2026
Entity File Number	001-42507
Entity Registrant Name	Powerus Corporation
Entity Central Index Key	0002009312
Entity Tax Identification Number	99-0418678
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	885 Paragon Way
Entity Address, City or Town	Rock Hill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29730
City Area Code	561
Local Phone Number	567-0323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PUSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false